UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TPG-Axon Management LP
Address: 888 Seventh Avenue, 38th Floor
         New York, New York  10019

13F File Number:  028-14546

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dinakar Singh
Title:     Chief Executive Officer
Phone:     (212) 479-2000

Signature, Place, and Date of Signing:

 /s/    Dinakar Singh     New York, New York     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    22

Form 13F Information Table Value Total:    $1,881,308 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
COMMUNITY HEALTH SYS INC NEW   COM              203668108    75060  3375000 SH       SOLE                  3375000        0        0
E TRADE FINANCIAL CORP         COM NEW          269246401    35752  3265000 SH       SOLE                  3265000        0        0
EQUINIX INC                    COM NEW          29444U502   157450  1000000 SH       SOLE                  1000000        0        0
EXPEDIA INC DEL                COM NEW          30212P303   124898  3735000 SH       SOLE                  3735000        0        0
FIDELITY NATL INFORMATION SV   COM              31620M106    83534  2522171 SH       SOLE                  2522171        0        0
FISERV INC                     COM              337738108    16792   242000 SH       SOLE                   242000        0        0
GRACE W R & CO DEL NEW         COM              38388F108   137402  2377189 SH       SOLE                  2377189        0        0
JPMORGAN CHASE & CO            COM              46625H100   143917  3130000 SH       SOLE                  3130000        0        0
MASTERCARD INC                 CL A             57636Q104    43316   103000 SH       SOLE                   103000        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102   109162  1552800 SH  CALL SOLE                  1552800        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102   204573  2910000 SH       SOLE                  2910000        0        0
SANDRIDGE ENERGY INC           COM              80007P307    40716  5200000 SH       SOLE                  5200000        0        0
SARA LEE CORP                  COM              803111103     6437   299000 SH       SOLE                   299000        0        0
SIRIUS XM RADIO INC            COM              82967N108   204089 88350000 SH       SOLE                 88350000        0        0
TD AMERITRADE HLDG CORP        COM              87236Y108    34545  1750000 SH       SOLE                  1750000        0        0
TIME WARNER CABLE INC          COM              88732J207   121843  1495000 SH       SOLE                  1495000        0        0
VIACOM INC NEW                 CL B             92553P201   136443  2874900 SH       SOLE                  2874900        0        0
VISA INC                       COM CL A         92826C839    44132   374000 SH       SOLE                   374000        0        0
WALGREEN CO                    COM              931422109     6028   180000 SH       SOLE                   180000        0        0
WALGREEN CO                    COM              931422109    66980  2000000 SH  CALL SOLE                  2000000        0        0
WILLIAMS SONOMA INC            COM              969904101    76084  2030000 SH       SOLE                  2030000        0        0
ZHONGPIN INC                   COM              98952K107    12155  1080480 SH       SOLE                  1080480        0        0